Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing receivables by due date, due in months
0-12	¥ 4,045,546	¥ 2,217,844
13-24	225,853	102,274
25-36	5,579	164,441
Total financing receivables	¥ 4,276,978	¥ 2,484,559